Subsequent events (Details) - USD ($)					5 Months Ended
	Aug. 25, 2022	Aug. 05, 2022	Aug. 02, 2022	Mar. 03, 2022	Jun. 30, 2022	Jul. 14, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Number of new stock issued during the period					100
Common Stock [Member]
Subsequent Event [Line Items]
Number of new stock issued during the period					100
Venture Loan Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 25,000,000
DPCM Capital, Inc [Member]
Subsequent Event [Line Items]
Stock price (in Dollars per share)									$ 10.41
DPCM Capital, Inc [Member] | PipeInvestorsMember
Subsequent Event [Line Items]
Stock price (in Dollars per share)					$ 10			$ 10
Common shares subscriptions					$ 40,000,000			$ 40,000,000
DCPM | D-Wave Quantum, Inc. [Member]
Subsequent Event [Line Items]
Equity interests acquired						100.00%
DCPM | DWave System [Member]
Subsequent Event [Line Items]
Equity interests acquired						100.00%
Subsequent Event | Investors [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of new stock issued during the period	254,360	127,180
Subsequent Event | Two Thousand Twenty Two Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement.		16,965,849
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		ten years
Percentage of the fully-diluted number of Company Shares outstanding immediately preceding calendar year		5.00%
Subsequent Event | Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement.		1,607,291
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		ten years
Percentage of the fully-diluted number of Company Shares outstanding immediately preceding calendar year		1.00%
Subsequent Event | Minimum [Member] | Two Thousand Twenty Two Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		January 1, 2023
Subsequent Event | Minimum [Member] | Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		January 1, 2023
Subsequent Event | Maximum [Member] | Two Thousand Twenty Two Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		January 1, 2032
Subsequent Event | Maximum [Member] | Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement.		8,036,455
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		January 1, 2032
Subsequent Event | Venture Loan Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 25,000,000
Debt Instrument, Maturity Date				Dec. 31, 2022
Percentage of the aggregate amount of the advances made under the venture loan agreement				5.00%
Repayments of Debt		$ 20,800,000
Payments of Financing Costs		1,000,000
Subsequent Event | Venture Loan Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				7.25%
Subsequent Event | Venture Loan Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				10.50%
Subsequent Event | First Tranche Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 15,000,000
Subsequent Event | Second Tranche Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				5,000,000
Subsequent Event | Third Tranche Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 5,000,000
Subsequent Event | DPCM Capital, Inc [Member]
Subsequent Event [Line Items]
Proceeds from sale of assets held under trust account to pay redeeming shareholders			$ 291,365,553.22
Cash Withdrawal From Trust Account Per Share			10.01%
Subsequent Event | Common Class A [Member] | DPCM Capital, Inc [Member]
Subsequent Event [Line Items]
Temporary equity stock redeemed during period shares.			29,097,787
Subsequent Event | DCPM | D-Wave Quantum, Inc. [Member]
Subsequent Event [Line Items]
Business Combination, Acquisition Related Income		37,600,000
Subsequent Event | DCPM | DWave System [Member]
Subsequent Event [Line Items]
Business Combination, Acquisition Related Costs		11,500,000
Business Combination, Acquisition Related Income		$ 37,600,000